As filed with the Securities and Exchange Commission
                                on April 9, 1999
                       Registration No. 33-33144; 811-6030

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             | |

                        Post-Effective Amendment No. 25                    |X|

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     | |

                                 Amendment No. 26                          |X|

                        (Check appropriate box or boxes)
                            ------------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
      Robert M. Kurucza, Esq.                          Carl Frischling, Esq.
      Marco E. Adelfio, Esq.                           Kramer, Levin, Naftalis
      Morrison & Foerster LLP                             & Frankel
      2000 Pennsylvania Ave., N.W., Suite 5500         919 Third Avenue
      Washington, D.C.  20006                          New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

| |  Immediately upon filing pursuant to Rule 485(b); or   | |   on (date) pursuant to Rule 485(b), or

|X|  60 days after filing pursuant to Rule 485(a), or      | |   on (date) pursuant to Rule 485(a)(1)

| |  75 days after filing pursuant to paragraph (a)(2)     | |   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

                 This Post-Effective Amendment No. 25 to the Registration Statement of The Capitol Mutual Funds (d/b/a/ Nations Institutional Reserves) (the "Trust") is provided in order to register a new shell class, the Marsico Shares, of Nations Cash Reserves.

                            THE CAPITOL MUTUAL FUNDS
                      D/B/A NATIONS INSTITUTIONAL RESERVES
                              CROSS REFERENCE SHEET

PART A
Item No.                                                             Prospectus
--------                                                             ----------

  1.   Cover Page.............................................       Cover Page

  2.   Synopsis   ..........................................         Expenses Summary

  3.   Condensed Financial Information........................       Financial Highlights; How Performance Is
                                                                     Shown

  4.   General Description of Registrant....................         Cover Page; Objectives; How Objectives
                                                                     Are Pursued; Organization And History


  5.   Management of the Fund.................................       How The Funds Are Managed

  5A.   Management's Discussion of Fund Performance.........                         *

  6.   Capital Stock and Other Securities...................         How To Buy Shares; How The Funds Value
                                                                     Their Shares; How Dividends And
                                                                     Distributions Are Made; Tax Information

  7.   Purchase of Securities Being Offered...................       Cover Page; How To Buy Shares

  8.   Redemption or Repurchase...............................       How To Redeem Shares; How To Exchange
                                                                     Shares

  9.   Legal Proceedings......................................       Organization And History

  PART B
  Item No.
  --------

  10.   Cover Page..........................................         Cover Page


                                       1


  11.   Table of Contents.....................................     Table of Contents

  12.   General Information and History.......................     The Trust

  13.   Investment Objectives and Policies....................     Description of Permitted Investments;
                                                                   Investment Limitations; Securities
                                                                   Lending

  14.   Management of the Registrant..........................     Trustees and Officers

  15.   Control Persons and Principal Holders of Securities...     5% Shareholders

  16.   Investment Advisory and Other Services................     The Adviser; The
                                                                   Administrator and Co-Administrator;
                                                                   Distribution and Shareholder Servicing
                                                                   Plans; and Custodian and Transfer Agent

  17.   Brokerage Allocation .................................     Portfolio Transactions

  18.   Capital Stock and Other Securities....................     Description of Shares

  19.   Purchase, Redemption and Pricing of Securities
           being Offered......................................     Net Asset-Value -- Purchases and
                                                                   Redemptions; Distributor

  20.   Tax Status............................................     Taxes

  19.   Underwriters..........................................     Distribution and Shareholder Servicing
                                                                   Plans

  20.   Calculation of Performance Data.......................     Performance Information

  21.   Financial Statements..................................     Experts and Financial Information


  PART C
  Item No.
  --------

Information required to
be in Part C is set forth
under the appropriate
Item, so numbered, in
Part C of this document.

Prospectus
                                                                  Marsico Shares
                                                                    June 9, 1999

This Prospectus describes NATIONS CASH RESERVES (the "Fund") of Nations Institutional Reserves, an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of the Fund -- Marsico Shares. The Marsico Shares are available only to investors and prospective investors of the portfolios of The Marsico Investment Fund (currently consisting of Marsico Focus Fund and Marsico Growth & Income Fund) (hereinafter, the "Marsico Funds").

THE FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Fund that a prospective purchaser of Marsico Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Institutional Reserves is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated June 9, 1999, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. ALTHOUGH THE CLASS OF SHARES DESCRIBED IN THIS PROSPECTUS IS CALLED MARSICO SHARES, MARSICO CAPITAL MANAGEMENT, LLC IS NOT THE INVESTMENT ADVISER OR INVESTMENT SUB-ADVISER TO THESE SHARES. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser and TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to all classes of shares of the Fund. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. See "How The Fund Is Managed."
SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK"), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION ("BANK OF AMERICA") OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash Reserves

For Fund information call your Servicing Agent at:
1-888-860-8686


Nations Funds
c/o Stephens Inc.
One Bank of America
Plaza 33rd Floor
Charlotte, NC 28255



[NATIONS FUNDS LOGO APPEARS HERE]


MARSICO-6/99

                                                               Table Of Contents

About The                   Prospectus Summary                                3
Fund                        ---------------------------------------------------

                            Expenses Summary                                  4
                            ---------------------------------------------------

                            Objective                                         5
                            ---------------------------------------------------

                            How The Objective Is Pursued                      5
                            ---------------------------------------------------

                            How Performance Is Shown                          8
                            ---------------------------------------------------

                            How the Fund Is Managed                           9
                            ---------------------------------------------------

                            Organization And History                         11
                            ---------------------------------------------------


About Your                  How To Buy Shares                                12
Investment                  ---------------------------------------------------

                            How To Redeem Shares                             14
                            ---------------------------------------------------

                            How To Exchange Shares                           15
                            ---------------------------------------------------

                            Shareholder Servicing Arrangements               16
                            ---------------------------------------------------

                            How The Fund Values Its Shares                   18
                            ---------------------------------------------------

                            How Dividends And Distributions Are Made;

                            Tax Information                                  19
                            ---------------------------------------------------

                            Appendix A -- Portfolio Securities               20
                            ---------------------------------------------------

                            Appendix B -- Description Of Ratings             24
                            ---------------------------------------------------

                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Fund


  Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT OBJECTIVE AND POLICIES:

  o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Fund. For more information about the investment adviser and investment sub-adviser to the Nations Funds, see "How The Fund Is Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Fund declares dividends daily and pays them monthly. The Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of the Fund, there is no assurance that they will be able to do so. Investments in the Fund are not insured against loss of principal. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "How The Objective Is Pursued -- Restraints on Investments by the Fund" and "Appendix A."

o MINIMUM PURCHASE: The minimum initial investment in Marisco Shares is $1,000 per record holder except that the minimum initial investment is: $500 for Individual Retirement Plan ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

     Expenses Summary

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize shareholder transaction and operating expenses for Marsico Shares of the Fund. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.


NATIONS FUNDS MARSICO SHARES

                                                                        Nations
                                                                          Cash
Shareholder Transaction Expenses                                        Reserves

Sales Load Imposed on Purchases                                           None
--------------------------------------------------------------------------------
Deferred Sales Charge                                                     None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                       %
--------------------------------------------------------------------------------
Other Expenses (After Expense Reimbursements)                             %
--------------------------------------------------------------------------------
  Shareholder Servicing Fees                                              %
--------------------------------------------------------------------------------
Total Operating Expenses (Absent Fee Waivers and Expense Reimbursements)  %

Example:

You would pay the following expenses on a $1,000 investment in Marsico Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                        Nations
                                                                          Cash
                                                                        Reserves

1 Year                                                                     $
--------------------------------------------------------------------------------
3 Years                                                                    $
--------------------------------------------------------------------------------
5 Years                                                                    $
--------------------------------------------------------------------------------
10 Years                                                                   $

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Marsico Shares will bear either directly or indirectly. The "Other Expenses" figure contained in the above table is based on estimates. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Example" above may increase. For more complete descriptions of the Fund's operating expenses, see "How The Fund Is Managed."

Absent fee waivers and expense reimbursements, "Management Fees," "Other
Expenses" and "Total Operating Expenses" would have been   %,   % and   %,
respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


  Objective


The Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.

Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Fund are not insured against loss of principal.

  How The Objective Is Pursued



Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) direct obligations issued by the U.S. Treasury, STRIPS and obligations the principal and interest of which are backed by the full faith and credit of the United States Government; and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Restraints on Investments by The Fund: In order for the Fund to value its investments on the basis of amortized cost (see "How The Fund Values Its Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. The Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organizations ("NRSROs") (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that the Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that the Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Fund's operations. The Fund's principal service providers have advised the Fund that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Fund invests could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, the Fund's return could be adversely affected.

Investment Limitations: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


The Fund may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in U.S. Government Obligations .


3. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) the Fund may engage in securities lending as described in this Prospectus and in the SAI.


The foregoing percentages will apply at the time of the purchase of a security.



The investment objective and certain investment policies of the Fund are fundamental policies of the Fund. It is also a fundamental policy of the Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a constant net asset value of $1.00 per share.


Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown

From time to time, the Fund may advertise the "yield" and "effective yield" of a class of shares. YIELD AND EFFECTIVE YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of the Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares of the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.

In addition to Marsico Shares, the Fund offers Adviser Class, Capital Class, Daily Class, Investor Class, Liquidity Class, Market Class, Service Class and Trust Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Fund's shares. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor or the Servicing Agent (defined below). To obtain additional information regarding the Fund's other classes of shares which may be available to you or to obtain the Fund's annual report, call Nations Funds at the toll-free number indicated on the cover of this Prospectus.

     How The Fund Is Managed

The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.


As described below, the Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of the Fund. The Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One Bank of America Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One Bank of America Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of Nations Institutional Reserves' Board of Trustees, and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to an investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Fund.


For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .033% of the average daily net assets of the Fund.


From time to time, NBAI (and/or TradeStreet or the co-administrators of the Fund) may voluntarily waive or reimburse advisory fees and/or expenses payable by the Fund. NBAI, TradeStreet and the co-administrators each reserve the right, in its sole discretion, to terminate any voluntary fee waivers and/or expense reimbursements at any time. In addition, the Adviser may from time to time compensate banks, broker/dealers and other financial institutions that have entered into a shareholder servicing agreement with the Fund, for providing certain services to customers.

For the fiscal year ended April 30, 1998, after waivers, Nations Institutional Reserves paid NBAI under the investment advisory agreement, advisory fees at the rate of .15% of the Fund's average daily net assets.

For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the rate of
 .033% of the Fund's average daily net assets.

The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as co-administrator of the Fund. NBAI serves as co-administrator of the Fund with Stephens. Under the co-administration arrangements, Stephens and NBAI provide various administrative, accounting and corporate secretarial services to the Fund. Stephens and NBAI shall be entitled to receive a combined fee at the annual rate of .10% of the Fund's average daily net assets, as well as certain out-of-pocket expenses.

The Bank of New York ("BNY"), located at 90 Washington Street, New York, New York 10286, serves as sub-administrator for the Fund. Under the sub-administration arrangements, BNY assists NBAI and Stephens in performing certain administrative and accounting services.

For the fiscal year ended April 30, 1998, after waivers, Nations Institutional Reserves paid its administrators combined fees at the rate of .01% of the Fund's average daily net assets.

Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Fund. Stephens may pay service fees or commissions to selling agents that assist customers in pur-chasing Marsico Shares of the Fund. See "Shareholder Servicing Arrangements."

BNY (the "Custodian") also provides custodial services for the assets of the Fund. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as transfer agent (the "Transfer Agent") for the Fund's shares.

PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of the Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.

  Organization And History



The Fund is member of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. The Nations Funds Family currently has more than 70 distinct investment portfolios and total assets in excess of $60 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Agreement and Declaration of Trust permits Nations Institutional Reserves to offer separate series of units of beneficial interest ("shares") and different classes of each series. The Fund is a series of Nations Institutional Reserves. Except for differences between classes of the Fund pertaining to distribution and shareholder servicing arrangements, each share of the Fund represents an equal proportionate interest in the Fund. This Prospectus relates only to the Marsico Shares of the Fund. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, Nations Institutional Reserves is not required to hold annual meetings but approval will be sought for certain changes in the operation of Nations Institutional Reserves and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of Nations Institutional Reserves. In the event that such a meeting is requested, Nations Institutional Reserves will provide appropriate assistance and information to the shareholders requesting the meeting.


As of June 9, 1999, NationsBank, Bank of America and their affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Institutional Reserves and therefore could be considered to be a controlling person of Nations Institutional Reserves for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


The management and affairs of Nations Institutional Reserves are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to Nations Institutional Reserves. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


  How To Buy Shares


The Marsico Shares are available only to investors and prospective investors of the Marsico Funds. Shares are available only through Sunstone Financial Group, Inc., the transfer agent of the Marsico Funds (the "Servicing Agent"), in accordance with procedures and particular account requirements which may be different than those discussed below. Questions about those procedures, account requirements and your account should be directed to the Servicing Agent at 1-888-860-8686. The following procedures are applicable only to purchases by the Servicing Agent.

There is a minimum initial investment of $1,000 in the Fund, except that the minimum initial investment is:

o $500 for IRA investors;

o $250 for non-working spousal IRAs; and

o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.



There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.

Shares acquired through an exchange of shares of the Marsico Funds must have a current value of at least $1,000. No sales load or exchange fee is imposed upon the purchase of Marsico Shares of the Fund through an exchange. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").

The Servicing Agent provides various shareholder services for its customers ("Customers") who own Marsico Shares. From time to time the Servicing Agent, Stephens, and Nations Funds may agree to voluntarily reduce the fees payable for shareholder services. See "Shareholder Servicing Arrangements."

Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Marsico Shares is recorded on the books of the Fund, and share certificates are not issued.

Effective Time of Purchases: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent. A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time. A purchase order received after such time will not be accepted; notice thereof will be given to the Servicing Agent or investor placing the order, and any funds received will be returned promptly to the Servicing Agent or investor. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Marsico Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or the Transfer Agent.

The Servicing Agent is responsible for transmitting orders for purchases by its Customers and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.


Systematic Investment Plan: Under the Fund's Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Marsico Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her account. Transfers will occur on or about the 15th and/or the last day of the applicable month.

Subject to certain exceptions, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact the Servicing Agent.

Telephone Transactions: An investor may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Servicing Agent and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. The Servicing Agent requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, the Servicing Agent reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares



Redemption orders should be transmitted by telephone or in writing to the Servicing Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or the Transfer Agent, as the case may be. The Servicing Agent is responsible for transmitting redemption orders to Stephens or the Transfer Agent and for crediting its Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds.


Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time and payment will normally be wired the same day to the Servicing Agent. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time for execution on that Business Day.


Nations Funds may redeem a shareholder's Marsico Shares if the balance in such shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of the Servicing Agent pursuant to arrangements between the Servicing Agent and its Customers. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Marsico Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds previously have been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a shareholder of the Fund if the value of the Marsico Shares in his/her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Marsico Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to the Servicing Agent or by Nations Funds at any time.

  How To Exchange Shares



The exchange feature enables a shareholder of the Marsico Funds to exchange such shares for Marsico Shares of the Fund or enables a shareholder of Marsico Shares of the Fund to exchange such shares for shares of the Marsico Funds, when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of shares of the Marsico Funds for Marsico Shares of the Fund or an exchange of Marsico Shares of the Fund for shares of a Marsico Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund or the Marsico Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for the Marsico Funds describes their investment objectives and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by the Fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Marsico Shares acquired through an exchange must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

Marsico Shares may be exchanged by directing a request to the Servicing Agent. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request to the Servicing Agent. Investors should consult the Servicing Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with the Servicing Agent.


Automatic Exchange Feature: Under the Fund's Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a periodic basis. A shareholder may direct proceeds to be exchanged from a Marsico Fund to Marsico Shares of the Fund or from Marsico Shares of the Fund to shares of a Marsico Fund as allowed by the applicable exchange rules within the Prospectus. Exchanges will occur in accordance with procedures established with the Servicing Agent. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Servicing Agent by telephone or in writing. For additional information, a shareholder should contact the Servicing Agent at 1-888-860-8686.

  Shareholder Servicing Arrangements



Administration Plan: The Fund has adopted an Administration Plan (the "Administration Plan") pursuant to which financial institutions ("Administration Agents") provide administration services to the Servicing Agent whose Customers from time to time beneficially own Marsico Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Fund, provided that the annual rate may not exceed .10% of the average daily net asset value of the Marsico Shares beneficially owned by Customers of the Servicing Agent with whom the Administration Agents have a ser-vicing relationship. Holders of Marsico Shares will bear all fees paid to Administration Agents under the Administration Plan.


Such administration services supplement the services provided by the Servicing Agent to shareholders of record. The administration services provided by Administration Agents may include: (i) processing purchase and redemption requests for Marsico Shares from the Servicing Agent and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing information periodically to the Servicing Agent showing its Customers' positions in Marsico Shares; (iii) providing sub-accounting with respect to Marsico Shares beneficially owned by Customers of the Servicing Agent or the information necessary for sub-accounting; (iv) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to the Servicing Agent; (v) forwarding to the Servicing Agent proxy statements and proxies containing any proposals regarding the Administration Agreement; (vi) preparing annual, semi-annual and other similar reports relating to the Marsico Shares; and (vii) providing such other similar services as may be reasonable requested.


The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan.

Shareholder Servicing Plan: The Fund's shareholder servicing plan ("Servicing Plan") permits the Fund to compensate the Servicing Agent for certain shareholder support services that are provided by the Servicing Agent to its Customers that own Marsico Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Marsico Shares. The shareholder services provided by the Servicing Agent may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Marsico Shares; providing sub-accounting with respect to Marsico Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Marsico Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.


Nations Funds may suspend or reduce payments under the Administration or Servicing Plan at any time, and payments are subject to the continuation of the Fund's Administration or Servicing Plan described above and the terms of the Administration or Servicing Agreements. See the SAI for more details on the Administration and Servicing Plan.

Nations Funds understands that Institutions or the Servicing Agent may charge fees to their Customers who are the owners of Marsico Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by an Institution under its Shareholder Administration Agreement or the Servicing Agent under its Shareholder Servicing Agreement with Nations Funds. The Shareholder Administration Agreement and Shareholder Servicing Agreement require Institutions and the Servicing Agent to disclose to their Customers any compensation payable to Institutions or the Servicing Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers of the Servicing Agent should read this Prospectus in light of the terms governing their accounts with the Servicing Agent.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed, pay a bonus or other consideration or incentive to agents who sell a minimum dollar amount of shares of the Fund during a specified period of time. Stephens may also, from time to time, pay additional consideration to agents not to exceed .50% of the offering price per share on all sales of Marsico Shares to retirement plans as an expense of Stephens or for which Stephens may be reimbursed. Any such additional consideration or incentive program may be terminated at any time by Stephens.


Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

  How The Fund Values Its Shares



The net asset value of a Marsico Share is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


The assets of the Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of the Fund at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information



Dividends and Distributions: Dividends from net investment income for the Fund are declared daily at 3:00 p.m., Eastern time on the day of declaration. Marsico Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Marsico Shares of the Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with the Servicing Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Marsico Shares in the Fund. To the extent that there are any net realized short-term capital gains, they will be paid at least annually.


The Fund's net investment income available for distribution to the holders of Marsico Shares will be reduced by the amount of shareholder servicing fees paid to the Servicing Agent. The Fund's net investment income available for distribution to the holders of Marsico Shares will be reduced by the amount of retail transfer agency fees allocated to Marsico Shares.

Tax Information: The Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


The Fund intends to distribute substantially all of its net investment income (including, for this purpose net short-term capital gains) each taxable year. Distributions by the Fund will be taxable as ordinary income to shareholders of such income generally whether such income is received in cash or reinvested in additional shares. These distributions will not qualify for the dividends received deduction for corporate shareholders.


The Fund does not expect to realize any long-term capital gains (generally, the excess of net long-term capital gain over net short-term capital loss), and therefore, does not expect to distribute any capital gain distributions.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends (and capital gains, if applicable) paid during the prior year. Such dividends (and capital gains) may be subject to state and local taxes.


Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from any dividends paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Fund and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

  Appendix A  --   Portfolio Securities



The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How The Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contains more information concerning such investments.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Fund will limit its investments in bank obligations so they do not exceed 25% of the Fund's total assets at the time of purchase.

Borrowings: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. Reverse repurchase agreements may be considered to be borrowings. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements may be considered to be borrowings. When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Currently, the Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 10% of the value of its net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to the Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.


If otherwise consistent with its investment objective and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which are issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of its portfolio from interest rate fluctuations, the Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. The Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. The Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. The Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


Other Investment Companies: The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.


U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Assocation; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

  Appendix B  --   Description Of Ratings



The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:


         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


         AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.


         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:


         Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


         A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

         AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.


         AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


         A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.


The following summarizes the highest three ratings used by Fitch for bonds:


         AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


         AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.


         A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


         MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


         SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 -- Satisfactory capacity to pay principal and interest.


The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


         F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


         F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.

Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


D&P uses the short-term debt ratings described above for commercial paper.


Fitch uses the short-term debt ratings described above for commercial paper.


BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

         AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

         AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                         NATIONS INSTITUTIONAL RESERVES
                  (formerly known as The Capitol Mutual Funds)

                       Statement of Additional Information

                              NATIONS CASH RESERVES

                                 MARSICO SHARES

                                  JUNE __, 1999



This Statement of Additional Information (the "SAI") is not a prospectus. It is intended to provide additional information regarding one class of shares, Marsico Shares, of Nations Cash Reserves, a series of Nations Institutional Reserves (the "Trust"). The SAI should be read in conjunction with the Trust's prospectus dated __________, 1999, as supplemented (the "Prospectus"). All terms used in this SAI that are defined in the Prospectus will have the same meanings as assigned in the Prospectus. Copies of the Prospectus may be obtained without charge by writing Nations Funds c/o the Distributor, Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at (800) 321-7854.

                                TABLE OF CONTENTS

THE TRUST............................................................1

INVESTMENT LIMITATIONS...............................................1

      General........................................................1
      Fundamental Investment Limitations.............................1

ADDITIONAL INFORMATION ON FUND INVESTMENTS...........................3

      General........................................................3
      Asset-Backed Securities........................................4
      Bank Instruments...............................................5
      Borrowings.....................................................5
      Commercial Instruments.........................................5
      Corporate Debt Securities......................................6
      Guaranteed Investment Contracts................................7
      Other Investment Companies.....................................8
      Repurchase Agreements .........................................7
      Restricted Securities..........................................8
      Securities Lending.............................................8
      Stripped Securities............................................9
      Tax-Exempt Instruments.........................................9
      U.S. and Foreign Bank Obligations.............................10
      U.S. Government Obligations...................................10
      Variable- and Floating-Rate Instruments.......................11
      When-Issued Purchases and Forward Commitments  ...............11

THE ADVISER.........................................................12

ADMINISTRATOR AND CO-ADMINISTRATOR..................................15

COUNSEL.............................................................16

TRUSTEES AND OFFICERS...............................................16

      Nations Funds Retirement Plan.................................23
      Nations Funds Deferred Compensation Plan......................23

COMPENSATION TABLE..................................................24

LIMITATION OF TRUSTEES' LIABLITY....................................25

SHAREHOLDER LIABILITY...............................................25

PERFORMANCE INFORMATION.............................................25

      General.......................................................25
      Yield Calculations............................................26

PURCHASE AND REDEMPTION OF SHARES...................................27

      Exchanges.....................................................28

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS........................28

DETERMINATION OF NET ASSET VALUE....................................30

ADDITIONAL INFORMATION CONCERNING TAXES.............................30

      General.......................................................31
      Excise Tax....................................................31
      Taxation of Fund Investments..................................32
      Capital Gain Distributions....................................32
      Other Distributions...........................................32
      Disposition of Fund Shares....................................32
      Federal Income Tax Rates......................................33
      Corporate Shareholders........................................33
      Foreign Shareholders..........................................33
      New Regulations...............................................34
      Backup Withholding............................................34
      Other Matters.................................................34

FUND TRANSACTIONS AND BROKERAGE.....................................34

      General Brokerage Policy......................................34
      Section 28(e) Standards.......................................37

CUSTODIAN AND TRANSFER AGENT........................................38

DISTRIBUTOR.........................................................38

DESCRIPTION OF SHARES...............................................39

5% SHAREHOLDERS.....................................................40

REPORTS EXPERTS AND FINANCIAL INFORMATION...........................40

                                    THE TRUST

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds)1 is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each series represents an equal proportionate interest in that series. See "Description of Shares." This Statement of Additional Information ("SAI") relates to the Marsico Shares of Nations Cash Reserves (the "Fund").

Nations Institutional Reserves is a member of the Nations Funds family ("Nations Funds Family"), a fund complex consisting of Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Fund Family is currently undergoing a restructuring. As a result, certain funds originally series of Nations Fund, Inc. ("NFI"), Nations Fund Trust ("NFT") and Nations Fund Portfolios, Inc. ("NFP") have been moved into Nations Institutional Reserves. Certain information in this SAI will reference the other fund companies of the Nations Fund Family.

                             INVESTMENT LIMITATIONS


GENERAL

Information concerning the Fund's investment objective is set forth in the Prospectus under the headings "About the Fund--Objectives." There can be no assurance that the Fund will achieve its objectives. The principal features of the Fund's investment programs and the primary risks associated with those investment programs are discussed in the Prospectus under the heading "About the Fund--How Objectives Are Pursued" and "Appendix A--Portfolio Securities." The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.


FUNDAMENTAL INVESTMENT LIMITATIONS:

Significant investment restrictions applicable to the Fund's investment programs are set forth in the Prospectus under the heading "How Objectives Are Pursued - Investment Limitations." Additionally, as a matter of fundamental policy which may not be changed without a majority vote of the Fund's shareholders (as that term is defined in Section 2(a)(42) of the Investment Company Act of 1940 (the "1940 Act")), the Fund will not:

1. Acquire more than 10% of the voting securities of any one issuer.

2. Invest in companies for the purpose of exercising control.

_______________________
1
  More specifically, Nations Institutional Reserves is the name under which The Capitol Mutual Funds conducts business.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of the Fund's total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreement and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable are not to exceed, in the aggregate, 10% of the Fund's total assets and (c) the Fund may engage in securities lending as described in each prospectus and in this SAI.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of other money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. It is the position of the Securities and Exchange Commission's Staff that certain nongovernmental issues of CMOs and REMICS constitute investment companies pursuant to the 1940 Act and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, or partner of the Trust or Adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees and partners owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interest in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Write or purchase puts, calls or combinations thereof.

14. Invest in warrants valued at lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

GENERAL

Information concerning the Fund's investment objective is set forth in the Prospectus of the Trust under the heading "About the Fund--Objectives." There can be no assurance that the Fund will achieve its objectives. The principal features of the Fund's investment programs and the primary risks associated with those investment programs are discussed in the Prospectus under the heading "About the Fund--How Objectives Are Pursued" and "Appendix A--Portfolio Securities." The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

Additional information on the particular types of securities in which the Fund may invest in is set forth below.

ASSET-BACKED SECURITIES

Pursuant to its investment policies, the Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership interests in a pool of federally insured mortgage loans. GNMA certificates represent ownership interests in underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fund may invest in non-mortgage asset-backed securities. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

The development of non-mortgage-backed securities is at an early stage compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. The Adviser to the Fund intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

BANK INSTRUMENTS

Obligations of U.S. commercial banks include certificates of deposit, time deposits and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits earn a specified rate of interest over a definite period of time; however, time deposits cannot be traded in the secondary market. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and furnish dollar exchanges. Maturities are generally six months or less.

BORROWINGS

The Trust participates in an uncommitted line of credit provided by The Bank of New York ("BNY") under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus .50% on an annualized basis. The Agreement requires, among other things, that the participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement. Specific borrowings by the Fund under the Agreement over the last fiscal year, if any, can by found in the Fund's Annual Reports for the year ended March 31, 1999.

COMMERCIAL INSTRUMENTS

Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. The Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two Nationally Rated Statistical Rating Organizations ("NRSROs"), are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are
(i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. The Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser that similar criteria to that set forth above with respect to the issuers of commercial paper purchasable by the Fund are met. Variable-rate instruments acquired by the Fund will be rated at a level consistent with the Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser.

The Fund also may purchase short-term participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. In purchasing a loan participation or assignment, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Fund will be exposed to a risk of loss if the borrower defaults. Loan participations also may be purchased by the Fund when the borrowing company is already in default. In purchasing a loan participation, the Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties.

CORPORATE DEBT SECURITIES

The Fund may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). The Fund may also invest in corporate debt securities of foreign issuers.

The corporate debt securities in which the Fund will invest will be rated investment grade by at least one NRSRO (E.G., BBB or above by Standard & Poor's Corporation ("S&P") or Baa or above by Moody's Investors Services, Inc. ("Moody's")). Commercial paper purchased by the Fund will be rated in the top two categories by a NRSRO. Corporate debt securities that are not rated may be purchased by the Fund if they are determined by the Adviser to be of comparable quality under the direction of the Board of Trustees of the Trust. If the rating of any corporate debt security held by the Fund falls below such ratings or if the Adviser determines that an unrated corporate debt security is no longer of comparable quality, then such security shall be disposed of in an orderly manner as quickly as possible. A description of these ratings is attached as Schedule A to this Statement of Additional Information.

GUARANTEED INVESTMENT CONTRACTS

Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

The Fund will acquire GlCs so that they, together with other instruments in the Fund's portfolio which are not readily marketable, will not exceed applicable limitations on the Fund's investments in illiquid securities. The Fund will restrict its investments in GlCs to those having a term of 397 days or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining under the next readjustment of the guaranteed interest rate.

OTHER INVESTMENT COMPANIES

In seeking to attain its investment objectives, the Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that the Fund bears in connection with its own operations. The Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment Advisory Agreement with an affiliated money market fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market fund.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser, the Custodian or an agent of either such party monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Fund's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Repurchase agreements are a permissible investment for the Fund.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Fund may be restricted securities and the Adviser may invest in restricted securities based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A and Section 4(2) promulgated under the 1933 Act. The Fund may purchase liquid and illiquid restricted securities. Purchases of illiquid restricted securities are subject to the Fund's investment limitations on the purchase of illiquid securities.

SECURITIES LENDING

To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities, including cash collateral received for securities loans. However, the Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on investment collateral. Any loan may be terminated by either party upon reasonable notice to the other party.

There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement the Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

STRIPPED SECURITIES

The Fund may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

In addition, the Fund may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require the Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

TAX-EXEMPT INSTRUMENTS

Tax-exempt instruments which are permissible investments include floating-rate notes. Investments in such floating-rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank), and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be comparable to the long-term bond or commercial paper ratings discussed in the Prospectus. The Adviser will monitor the earnings power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

U.S. AND FOREIGN BANK OBLIGATIONS

These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. The Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. The Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party.

The Fund limits its investments in foreign bank obligations (i.e., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the established by the Board of Trustees of the Trust, are of an investment quality comparable to obligations of domestic banks which may be purchased by the Fund. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Fund also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia (Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Fund will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Fund.

U.S. GOVERNMENT OBLIGATIONS

The Fund may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

The Fund may purchase variable-rate and floating rate obligations as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument.

Variable-rate demand notes held by the Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.

The variable- and-floating rate demand instruments that the Fund may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

The Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When the Fund engages in these transactions, its custodian will segregate cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because the Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

                                   THE ADVISER

NationsBanc Advisors, Inc. ("NBAI") serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") dated January 1, 1996, as amended March 31, 1999. TradeStreet Investment Associates, Inc. ("TradeStreet") serves as investment sub-adviser to the Fund, pursuant to an investment sub-advisory agreement dated January 1, 1996, as amended March 31, 1999 (the "Sub-Advisory Agreement"). As used herein, "Adviser" shall mean NBAI and/or TradeStreet as the context may require.

NBAI also serves as the investment adviser to the other portfolios of the Trust as well as the portfolios of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust, Nations LifeGoal Funds, Inc., and Nations Master Investment Trust, each a registered investment company that is part of the Nations Funds Family. In addition, NBAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the investment sub-adviser to other portfolios of the Trust as well as the Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust, Nations LifeGoal Funds, Inc., Nations Master Investment Trust, Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc.

NBAI and TradeStreet are each wholly owned subsidiaries of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation.

The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, Trustees, employees or agents, NBAI shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to the Fund when approved by the Trustees of the Trust, and thereafter continues from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the

1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The continuation of the Investment Advisory and Sub-Advisory Agreement with TradeStreet was last approved by the Board of Trustees at the November 5-6, 1998 Board of Trustees meeting and the amendment to the Investment Advisory and the Sub-Advisory Agreement with TradeStreet was approved by the Board of Trustees at the March 31, 1999 Board of Trustees meeting.


The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of TradeStreet or any of its officers, Trustees, employees or agents, TradeStreet shall not be subject to liability to NBAI or to the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Sub-Advisory Agreement became effective with respect to the Fund as of its execution date and, unless sooner terminated, continue in full force and effect for one year, and may be continued with respect to the Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreements or "interested persons" (as defined in the 1940 Act) of a party to such Agreements (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI or TradeStreet on 60 days' written notice.

The Fund, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of the portfolio manager(s) of the Fund, or if since the Fund is managed by team or committee, the Fund may advertise the names, experience and/or qualifications of any such team or committee member.

From May 1, 1994 to December 31, 1995, NationsBank served as investment adviser to Nations Cash Reserves, pursuant to an Investment Advisory Agreement dated May 1, 1994. For the fiscal period from May 1, 1995 to December 31, 1995, Nations Cash Reserves paid Advisory fees to NationsBank and from January 1, 1996 to April 30, 1996, Nations Cash Reserves paid Advisory fees to NBAI as follows:

                             Fees
                             Reimb.                                  Fees
NationsBank    NationsBank   by            NBAI         NBAI         Reimb. by
Fees Paid      Fees Waived   NationsBank   Fees Paid    Fees Waived  NBAI
1995           1995          1995          1996         1996         1996
----           ----          ----          ----         ----         ----

$88,594        $583,033        $0        $91,313      $814,949        $0

For the fiscal year from May 1, 1996 to April 30, 1997 Nations Cash Reserves paid Advisory fees to NBAI as follows:
                                          Fees Reimb.
    Net              Net                  by
    Fees Paid        Fees Waived          NBAI
    1997             1997                 1997
    ----             ----                 ----

  $2,357,981.18      $2,797,837.24         $0




For the fiscal year from May 1, 1997 to April 30, 1998 Nations Cash Reserves paid Advisory fees to NBAI as follows:

       Net                Net         Fees Reimb. by
    Fees Paid         Fees Waived          NBAI
       1998              1998              1998
       ----              ----              ----

   $5,755,496         $5,510,631            $0




For the fiscal period from January 1, 1996 to April 30, 1996 NBAI paid Sub-Advisory fees to TradeStreet as follows:

       Net                Net         Fees Reimb. by
    Fees Paid         Fees Waived        Adviser
       1996              1996              1996
       ----              ----              ----

     $99,689              $0                $0




For the fiscal year from May 1, 1996 to April 30, 1997 NBAI paid Sub-Advisory fees to TradeStreet as follows:

       Net                Net         Fees Reimb. by
    Fees Paid         Fees Waived        Adviser
       1997              1997              1997
       ----              ----              ----

     $567,140             $0                $0

For the fiscal year from May 1, 1997 to April 30, 1998 NBAI paid Sub-Advisory fees to TradeStreet as follows:

       Net                Net         Fees Reimb. by
    Fees Paid         Fees Waived        Adviser
       1998              1998              1998
       ----              ----              ----

    $1,214,726            $0                $0




                       ADMINISTRATOR AND CO-ADMINISTRATOR

Stephens Inc. and NBAI (the "Co-Administrators") serve as co-administrators of the Fund.

The Co-Administrators serve under a co-administration agreement ("Co-Administration Agreement"), which was approved by the Board of Trustees on November 5-6, 1998. The Co-Administrators receive, as compensation for their services rendered under the Co-Administration Agreement, administration fees, computed daily and paid monthly, at the annual rate 0.10% of the Fund's average daily net assets.

Pursuant to the Co-Administration Agreement, Stephens has agreed to, among other things, (i) maintain office facilities for the Fund, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to the Trust by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Stephens bears all expenses incurred in connection with the performance of its services.

Also, pursuant to the Co-Administration Agreement, NBAI has agreed to, among other things, (i) provide accounting and bookkeeping services for the Fund, (ii) compute the Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. NBAI bears all expenses incurred in connection with the performance of its services.

The Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, by Stephens or by NBAI, respectively, on 60 days' written notice without penalty. The Co-Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreement provides that Stephens and NBAI shall not be liable to the Fund or to its shareholders except in the case of Stephens' or NBAI's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Bank of New York ("BNY") serves as sub-administrator for the Fund pursuant to a sub-administration agreement. Pursuant to its terms, BNY assists Stephens and NBAI in supervising, coordinating and monitoring various aspects of the Fund's administrative operations. For providing such services, BNY is entitled to receive a monthly fee from NBAI based on an annual rate of 1.25% of the first $3 billion; 1.00% of the next $3 billion; .50% of the next $4 billion; and
 .25 on the excess of the Fund's average daily net assets.

The table set forth below states the net combined Administration fees paid to Stephens and waived for the fiscal years ended April 30, 1996, 1997 and 1998, under the previous administration arrangements. The administration arrangements have been revised and the fees set forth below are not reflective of those changes. The new arrangements appointing Stephens and NBAI as Co-Administrators and BNY as Sub-Administrator were effective on or about December 1, 1999.

For the fiscal years ended April 30, 1996, 1997 and 1998 the Fund paid combined administrative fees as follows:

                            Net
                Net         Fees      Net          Net Fees     Net         Net Fees
                Fees Paid   Waived    Fees Paid    Waived       Fees Paid   Waived
                1996        1996      1997          1997        1998        1998
                ----        ----      ----          ----        ----        ----

Nations Cash
Reserves        $266,305    $259,658  $206,640    $1,511,966     $444,739    $3,310,637


                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812.


                              TRUSTEES AND OFFICERS

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and the officers of the Trust and their principal occupations for the last five years are set forth below.

                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
Edmund L. Benson, III, 62      Trustee                      Director, President and Treasurer, Saunders &
Saunders & Benson, Inc.                                     Benson, Inc. (Insurance); Trustee, Nations
728 East Main Street                                        Institutional Reserves, Nations Fund Trust,
Suite 400                                                   Nations Annuity Trust and Nations Master
Richmond, VA 23219                                          Investment Trust; Director, Nations Fund, Inc.,
                                                            Nations Fund Portfolios, Inc. and Nations LifeGoal
                                                            Funds, Inc.



                                       16


                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
James Ermer, 56                Trustee                      Senior Vice President- Finance, CSX Corporation
13705 Hickory Nut Point                                     (transportation and natural resources); Director,
Midlothian, VA  23112                                       National Mine Service; Director, Lawyers Title
                                                            Corporation; Trustee, Nations Institutional
                                                            Reserves, Nations Fund Trust, Nations Annuity
                                                            Trust and Nations Master Investment Trust;
                                                            Director, Nations Fund, Inc., Nations Fund
                                                            Portfolios, Inc. and Nations LifeGoal Funds, Inc.

William H. Grigg, 66           Trustee                      Since June 1997, Chairman Emeritus; June 1997 to
Duke Power Co.                                              April 1994, Chairman and Chief Executive Officer;
422 South Church Street                                     November 1991 to April 1994, Vice Chairman, Duke
PB04G                                                       Power Co.; from April 1988 to November 1991,
Charlotte, NC 28242-0001                                    Executive Vice President Customer Group, Duke
                                                            Power Co.; Director, Hatteras Income Securities,
                                                            Inc., Nations Government Income Term Trust 2003,
                                                            Inc., Nations Government Income Term Trust 2004,
                                                            Inc., Nations Balanced Target Maturity Fund, Inc.,
                                                            Nations Fund, Inc., Nations Fund Portfolios, Inc.
                                                            and Nations LifeGoal Funds, Inc.; Trustee, Nations
                                                            Institutional Reserves, Nations Fund Trust,
                                                            Nations Annuity Trust and Nations Master
                                                            Investment Trust.


                                                      17

                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
Thomas F. Keller, 67           Trustee                       R.J. Reynolds Industries Professor of Business
Fuqua School of Business                                     Administration and Dean, Fuqua School of Business,
Duke University                                              Duke University; Director, LADD Furniture, Inc.;
Durham, NC 27706                                             Director, Wendy's and Mentor Funds; Director,
                                                             Hatteras Income Securities, Inc., Nations
                                                             Government Income Term Trust 2003, Inc., Nations
                                                             Government Income Term Trust 2004, Inc., Nations
                                                             Balanced Target Maturity Fund, Inc., Nations Fund,
                                                             Inc., Nations Fund Portfolios, Inc. and Nations
                                                             LifeGoal Funds, Inc.; Trustee, Nations
                                                             Institutional Reserves, Nations Fund Trust, Nations
                                                             Annuity Trust and Nations Master Investment Trust.

Carl E. Mundy, Jr., 64         Trustee                       Commandant, United States Marine Corps, from July
9308 Ludgate Drive                                           1991 to July 1995; Commanding General, Marine
Alexandria, VA  23309                                        Forces Atlantic, from June 1990 to June 1991;
                                                             Director, Nations Fund, Inc., Nations Fund
                                                             Portfolios, Inc. and Nations LifeGoal Funds, Inc.;
                                                             Trustee, Nations Institutional Reserves, Nations
                                                             Fund Trust, Nations Annuity Trust and Nations
                                                             Master Investment Trust.



                                                      18

                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
James B. Sommers, 60*          Trustee                      President, NationsBank Trust, from January 1992 to
237 Cherokee Road                                           September 1996; Executive Vice President,
Charlotte, NC  28207                                        NationsBank Corporation, from January 1992 to May
                                                            1997; Principal, Bainbridge & Associates; Partner,
                                                            Villa LLC; Chairman, Central Piedmont Community
                                                            College Foundation; Trustee, Central Piedmont
                                                            Community College; Board of Commissioners,
                                                            Charlotte/Mecklenberg Hospital Authority; Director,
                                                            Nations Fund, Inc., Nations Fund Portfolios, Inc.
                                                            and Nations LifeGoal Funds, Inc.; Trustee, Nations
                                                            Institutional Reserves, Nations Fund Trust, Nations
                                                            Annuity Trust and Nations Master Investment Trust.


A. Max Walker, 77*             President, Trustee and       Financial consultant; Formerly, President, A. Max
4580 Windsor Gate Court        Chairman of the Board        Walker, Inc.; Director and Chairman of the Board,
Atlanta, GA  30342                                          Hatteras Income Securities, Inc., Nations
                                                            Government Income Term Trust 2003, Inc., Nations
                                                            Government Income Term Trust 2004, Inc., Nations
                                                            Balanced Target Maturity Fund, Inc., Nations Fund,
                                                            Inc., Nations Fund Portfolios, Inc. and Nations
                                                            LifeGoal Funds, Inc.; President and Chairman of the
                                                            Board of Trustees, Nations Institutional Reserves,
                                                            Nations Fund Trust, Nations Annuity Trust and
                                                            Nations Master Investment Trust.


                                                      19






                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
Charles B. Walker, 60          Trustee                      Since 1989, Director, Executive Vice President,
Ethyl Corporation                                           Chief Financial Officer and Treasurer, Ethyl
P.O. Box 2189                                               Corporation (chemicals, plastics, and aluminum
330 South Fourth Street                                     manufacturing); since 1994, Vice Chairman, Ethyl
Richmond, VA  23217                                         Corporation and Vice Chairman, Chief Financial
                                                            Officer and Treasurer, Albemarle Corporation,
                                                            Director, Nations Fund, Inc. Nations Fund
                                                            Portfolios, Inc. and Nations LifeGoal Funds, Inc.;
                                                            Trustee, Nations Institutional Reserves, Nations
                                                            Fund Trust, Nations Annuity Trust and Nations
                                                            Master Investment Trust.

Thomas S. Word, Jr., 61*       Trustee                      Partner, McGuire Woods Battle & Boothe (law);
McGuire, Woods, Battle                                      Director, Vaughan Bassett Furniture Company,
& Boothe                                                    Director VB Williams Furniture Company, Inc.;
One James Center                                            Director, Nations Fund, Inc., Nations Fund
Richmond, VA 23219                                          Portfolios, Inc. and Nations LifeGoal Funds, Inc.;
                                                            Trustee, Nations Institutional Reserves, Nations
                                                            Fund Trust, Nations Annuity Trust and Nations
                                                            Master Investment Trust.

Richard H. Blank, Jr., 42      Secretary and Treasurer      Since 1999, Senior Vice President of Stephens; 1994
Stephens Inc.                                               to 1999, Vice President of Mutual Fund Services,
111 Center Street                                           Stephens Inc.; 1990 to 1994, Manager Mutual Fund
Suite 300                                                   Services, Stephens Inc.; 1983 to 1990, Associate in
Little Rock, AR  72201                                      Corporate Finance Department, Stephens Inc.;
                                                            Secretary and Treasurer, Nations Institutional
                                                            Reserves, Nations Fund Trust, Nations Fund, Inc.,
                                                            Nations Fund Portfolios, Inc., Nations Annuity
                                                            Trust, Nations Master Investment
                                                            LifeGoal Funds, Inc.

                                       20

                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
                                                            Trust and Nations LifeGoal Funds, Inc.

Michael W. Nolte, 38           Assistant Secretary          Associate, Financial Services
Stephens Inc.                                               Group of Stephens Inc.
111 Center Street
Suite 300
Little Rock, AR  72201

Louise P. Newcomb, 46          Assistant Secretary and      Corporate Syndicate
Stephens Inc.                  Assistant Treasurer          Associate, Stephens Inc.
111 Center Street
Suite 300
Little Rock, AR  72201

James E. Banks, 43             Assistant Secretary          Since 1993, Attorney, Stephens Inc.; Associate
Stephens Inc.                                               Corporate Counsel, Federated Investors; from 1991
111 Center Street                                           to 1993, Staff Attorney, Securities and Exchange
Suite 300                                                   Commission from 1988 to 1991
Little Rock, AR  72201

                                       21

                                                            PRINCIPAL OCCUPATIONS
                                                            DURING PAST 5 YEARS
                               POSITION WITH                AND CURRENT
NAME, ADDRESS, AND AGE         THE TRUST                    DIRECTORSHIPS
----------------------         ---------                    -------------
Richard H. Rose, 44            Assistant Treasurer          Since 1994, Vice President, Division Manager, First
First Data Investor Services                                Data Investor Services Group, Inc., since 1988,
   Group, Inc.                                              Senior Vice President, The Boston Company Advisors,
One Exchange Place                                          Inc.; Assistant Treasurer, Nations Institutional
Boston, MA 02109                                            Reserves, Nations Fund Trust, Nations Fund, Inc.,
                                                            Nations Fund Portfolios, Inc., Nations Annuity
                                                            Trust, Nations Master Investment Trust and Nations
                                                            LifeGoal Funds, Inc.

Steven Levy, 34                Assistant Treasurer          Since 1997, Vice President of
First Data Investor Services                                Fund Accounting, First Data
   Group Inc.                                               Investor Services Group, Inc.;
One Exchange Place                                          prior to 1997, Investment
Boston, MA  02109                                           Operations Manager, Franklin
                                                            Templeton Group and Assistant
                                                            Vice President of Fund
                                                            Accounting, Scudder, Stevens
                                                            and Clark, Inc.


--------------------
* James P. Sommers, A. Max Walker and Thomas S. Word, Jr. are considered "interested persons" of the Trust for purposes of the 1940 Act.

Mr. Rose serves as Treasurer to certain other investment companies for which First Data or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

Each Trustee of the Trust is also a Director of Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc. and a Trustee of Nations Fund Trust, Nations Annuity Trust and Nations Master Investment Trust, each a registered investment company that is part of the Nations Funds Family. Richard
H. Blank, Jr., Richard H. Rose, Steven Levy, Michael W. Nolte, Louise P. Newcomb and James E. Banks also are officers of Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Fund Trust, Nations Annuity Trust and Nations Master Investment Trust.

Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for each telephonic Board meeting attended. All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers receive no direct remuneration in such capacity from the Trust. No person who is an officer, director, or employee of Bank of America or its affiliates serves as an officer, Trustee, or employee of the Trust. The Trustees and officers of Nations Funds own less than 1% of the shares of the Trust.

The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

NATIONS FUNDS RETIREMENT PLAN

Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each Trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies (the "Funds") advised by the Adviser. If a Trustee retires before reaching age 65, no benefits are payable. Each eligible Trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate Trustee's fees payable by the Funds during the calendar year in which the Trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible Trustee in quarterly installments for a period of no more than five years. If an eligible Trustee dies after attaining age 65, the Trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the Trustee if he or she had not died. The Retirement Plan is unfunded. The benefits owed to each Trustee are unsecured and subject to the general creditors of the Funds.

NATIONS FUNDS DEFERRED COMPENSATION PLAN

Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring Trustee's retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his or her deferral account, the balance of the amounts credited to his or her deferral account will be distributed to his or her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.



                               COMPENSATION TABLE

                                          PENSION OR
                                          RETIREMENT
                          AGGREGATE       BENEFITS        ESTIMATED
                          COMPENSATION    ACCRUED AS      ANNUAL BENEFITS       TOTAL COMPENSATION
NAME OF PERSON            FROM            PART OF FUND    UPON RETIREMENT       FROM REGISTRANT
POSITION (1)              REGISTRANT(2)   EXPENSES        PLAN                  & FUND COMPLEX(3)(4)
------------              -----------     --------        -----------------     --------------------
Edmund L. Benson, III       $9,000.00          $1,124.02          $30,000.00     $86,201.07     (50% Def'd)
Trustee

James Ermer                 $9,000.00       $1,124.02             $30,000.00     $59,000.00
Trustee

William H. Grigg            $9,000.00       $1,124.02             $30,000.00    $117,533.68      (100%
Trustee                                                                                          Def'd)

Thomas F. Keller            $9,000.00       $1,124.02             $30,000.00    $116,115.17      (100%
Trustee                                                                                          Def'd)

A. Max Walker              $11,000.00       $1,124.02             $35,000.00     $89,000.00
Chairman of the Board

Charles B. Walker           $9,000.00       $1,124.02             $30,000.00     $59,000.00
Trustee

Thomas S. Word              $9,000.00       $1,124.02             $30,000.00    $109,255.23      (100%
Trustee                                                                                          Def'd)

James P. Sommers            $6,750.00       $1,124.02             $30,000.00     $43,875.00
Trustee

Carl E. Mundy, Jr.          $8,000.00       $1,124.02             $30,000.00     $54,000.00
                            ---------       ---------             ----------     ----------
Trustee
                           $79,750.00      $10,116.19            $275,000.00    $733,980.15
                           ==========     ===========           ============    ===========


(1) All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

(2) For current fiscal year and includes estimated future payments. Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, Nations Fund, Inc., Nations

Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc., plus (ii) a fee of $1,000 for attendance at each in-person board meeting attended and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from ten investment companies, including Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc., that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from six investment companies, including Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc. deemed to be part of the Nations Funds complex.

(4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Trustees: Edmund L. Benson, III $53,201.00; William H. Grigg $94,534.00; Thomas F. Keller $93,115.00; and Thomas S. Word $102,255.00.

                        LIMITATION OF TRUSTEES' LIABILITY

The Agreement and Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Agreement and Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Agreement and Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Agreement and Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


                             PERFORMANCE INFORMATION
GENERAL

Yield information and other performance information for the Fund may be obtained by calling the Trust at (800) 321-7854.

From time to time, the Fund's yield and total return may be quoted in advertisements, shareholder reports, and other communications to shareholders. The Fund also may quote information obtained from the Investment Company Institute in its advertising materials and sales literature. In addition, certain potential benefits of investing in world securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities. Performance information is available by calling 1-800-321-7854.

From time to time the Fund may advertise the "current yield" and "effective compound yield" of a class of shares of the Fund. The yield figure is based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

YIELD CALCULATIONS

The current yield of the Marsico Shares of the Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1) 365/7)]- 1.

The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Fund with other money market funds; however, yield of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Fund may quote actual return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security prices indices of various durations prepared by Shearson Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

The Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Fund also may use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

Current interest rate and yield information on governmental debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also current rate information on municipal debt obligations or various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry accepted source for current municipal bond market information.

Comparative information on the Consumer Price Index may also be included. This index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

                        PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of the Fund may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by the Distributor, the Transfer Agent or their respective agents. A purchase order for the Fund must be received by the Distributor, the Transfer Agent or their respective agents by 5:00 p.m., Eastern time. A purchase order for the Fund received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by the Distributor, the Transfer Agent or their respective agents.

Redemption orders for the Fund must be received on a Business Day before 5:00 p.m., Eastern time, and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving a redemption order if, in the judgment of the NBAI, an earlier payment could adversely impact the Fund. Redemption orders will not be accepted by the Distributor, the Transfer Agent or their respective agents after 5:00 p.m., Eastern time for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by the Distributor, the Transfer Agent or their respective agents.

The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share of the Fund next determined after receipt by the Distributor of the redemption order.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholder(s) to accept such purchase order. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the Exchange, NBAI, the Distributor, the Co-Administrators, and/or the Custodian are not open for business.

EXCHANGES

By use of the exchange privilege, the shareholder authorizes the Transfer Agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The Transfer Agent's or a financial institution's records of such instructions are binding. Exchanges are taxable transactions for Federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the shares being exchanged have a value which is more or less than their adjusted cost basis.

The Trust may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Trust upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

The Prospectus for the Marsico Shares of the Fund describes the exchange privileges available to holders of such class of shares.

                  DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

As stated in the Prospectus for the Fund's Marsico Shares, the Trust has an Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Trust may enter into agreements ("Administration Agreements") with financial institutions ("Administration Agents") that provide administrative services to broker/dealers, banks and other financial institutions ("Servicing Agents") with respect to the beneficial owners of Marsico Shares of the Fund. Pursuant to the Administration Agreements, Administration Agents shall provide administrative services as set forth therein to Servicing Agents whose clients beneficially own Marsico Shares of the Funds, is consideration of a fee, computed monthly in the manner set forth in the applicable Fund's then current prospectus, at an annual rate of up to 0.10% of the average daily net asset value of the Shares. Such services may include:
(i) processing purchase and redemption requests for Shares from Servicing Agents and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing information periodically to Servicing Agents showing their customers' positions in Shares; (iii) providing sub-accounting with respect to Shares beneficially owned by customers of Servicing Agents or the information to us necessary for sub-accounting; (iv) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Servicing Agents; (v) forwarding to Servicing Agents proxy statements and proxies; (vi) preparing annual, semi-annual and other similar reports relating to the Marsico Shares; and (vii) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

The Trust has also adopted a Shareholder Servicing Plan for the Marsico Class Shares of the Fund (the "Marsico Class Servicing Plan"). Under the Marsico Class Servicing Plan, the Trust may enter into Shareholder Servicing Agreements with broker/dealers, banks and other financial institutions ("Servicing Agents") pursuant to which the Servicing Agents will provide shareholder support services to their customers who beneficially own Marsico Class Shares in the Fund. The Marsico Class Servicing Plan permits the Trust to pay Servicing Agents a fee not exceeding 0.25% of the average daily net asset value of the Marsico Class Shares beneficially owned by the Servicing Agents' clients.

The shareholder support services provided by Servicing Agents under the Marsico Class Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for such Marsico Class Shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in such Marsico Class Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in such Marsico Class Shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in such Marsico Class Shares; (vii) providing sub-accounting with respect to such Marsico Class Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Marsico Class Servicing Plan or related agreements;
(x) general shareholder liaison services; and (xi) providing such other similar services as the Trust reasonably request to the extent the Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The Marsico Class Servicing Plan will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Marsico Class Servicing Plan. The Marsico Class Servicing Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Marsico Class Shares of the Fund. All material amendments to the Marsico Class Servicing Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Marsico Class Servicing Plan requires that quarterly written reports of the amounts spent under the Marsico Class Servicing Plan and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund will be determined as of 5:00 p.m., Eastern time, on each day the Exchange is open for business.

Net asset value per share of the Fund is calculated by adding the value of its securities and other assets, subtracting its liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method pursuant to Rule 2a-7 under the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Fund use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by regulations promulgated by the SEC under the 1940 Act, provided that certain conditions are met. The Trust will maintain a dollar-weighted average maturity in the Fund of 90 days or less, will not purchase any instrument having a remaining maturity of more than 397 days, and will limit its investments to those U.S. dollar-denominated instruments which are permitted investments under SEC regulations. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. Such procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while the Fund must normally annually distribute at least 90% of its investment company taxable income.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following information supplements and should be read in conjunction with Prospectus section entitled "Tax Information." The Prospectus of the Fund describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning income taxes.

GENERAL

The Trust intends to continue to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for Federal income tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied separately to the Fund, rather than to the Trust as a whole. As a regulated investment company, the Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 7, 1997.

The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Fund intends to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

EXCISE TAX

A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

TAXATION OF FUND INVESTMENTS

Except as provided herein, gains and losses on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than 12 months at the time of disposition of the securities (however, see "Capital Gain Distributions" below).

Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

CAPITAL GAIN DISTRIBUTIONS

Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gains (to the extent such dividends do not exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to the shareholders not later than 60 days after the close of the Fund's taxable year.

OTHER DISTRIBUTIONS

Although dividends of net investment income will be declared daily based on the Fund's daily earnings, for Federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

DISPOSITION OF FUND SHARES

A disposition of Fund shares pursuant to redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of your shares.

If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge or load on a new purchase of shares of the Fund or a different regulated investment company, the sales charge or load previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charge or load does not exceed the reduction in sales charge or load on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

If a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder receives a designated capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The foregoing recharacterization and disallowance rules do not apply to losses realized under a periodic redemption plan.

FEDERAL INCOME TAX RATES

As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate generally applicable to net capital gains is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

CORPORATE SHAREHOLDERS

Corporate shareholders of the Fund may be eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

FOREIGN SHAREHOLDERS

Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, foreign trust (I.E., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to Federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld is generally not refundable. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net capital gains are generally not subject to tax withholding applicable to foreign shareholders.

NEW REGULATIONS

On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

BACKUP WITHHOLDING

The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could subject the investor to penalties imposed by the IRS.

OTHER MATTERS

Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                         FUND TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for decisions to buy and sell securities for the Fund, for the selection of broker/dealers, for the execution of the Fund's securities transactions, and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Fund, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. In addition, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Adviser or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund. Services furnished by such brokers may be used by the Adviser in providing investment advisory and investment management services for the Trust.

Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees of the Trust. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities which are suitable for one or more of the other clients of the Adviser in addition to the Fund. Investment decisions for the Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce superior executions for the Funds.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, the co-administrator or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law. In addition, the Trust will not give preference to correspondents of BankAmerica or its affiliates, with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with BankAmerica or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, the administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Fund may purchase securities from underwriting syndicates of which Bank of America or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

Investment decisions for the Fund are made independently from those for the Trust's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

SECTION 28(E) STANDARDS

Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Fund. Similarly, any research services received by the Adviser through the placement of fund transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Fund. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund.

                          CUSTODIAN AND TRANSFER AGENT

The Bank of New York ("BNY"), 90 Washington Street, New York, New York 10286, serves as custodian ("Custodian") for the securities and cash of the Fund. NationsBank of Texas, N.A. served as Custodian for the securities and cash of the Fund for the fiscal year ended April 30, 1998. As custodian, BNY maintains custody of the Fund's securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Fund for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Fund all checks, and receives all dividends and other distributions made on securities owned by the Fund. For such services BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of 1/2 of one basis point per annum on the aggregate net assets of the Fund.

For the fiscal year ended April 30, 1998, the Trust paid $26,231 in aggregate fees to NationsBank of Texas, N.A. for its services as custodian for the Trust.

First Data, which is located at One Exchange Place, Boston, Massachusetts 02109, serves as transfer agent ("Transfer Agent") for the Fund. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services.

                                   DISTRIBUTOR

Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Fund.

Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Fund on a continuous basis and transmits purchase and redemption orders that its receives to the Companies or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Companies pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors/Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to the Fund, without penalty, on 60 days' notice by the Board of Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Distributor.

                              DESCRIPTION OF SHARES

Net investment income for the Funds for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets, plus dividend or distribution income on the Fund's assets.

Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

Shareholders receiving a distribution in the form of additional shares will be treated as receiving an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds and different classes of each Fund. The Fund currently offers Marsico Class Shares to investors and prospective investors of the portfolios of The Marsico Investment Fund (currently consisting of Marsico Focus Fund and Marsico Growth & Income Fund). The Fund also offers Capital Class Shares, Liquidity Class Shares, Adviser Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor Class Shares and Trust Class Shares. Except for differences between classes of the Fund pertaining to distribution arrangements, each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional Funds or classes of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

The Fund uses the so-called "equalization accounting method" to allocate a portion of earnings and profits to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations change. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

The Marsico Shares of the Fund will vote separately on matters pertaining solely to the Fund or class. Such matters include matters relating to the Fund's investment advisory agreement or the class's distribution plan. The Fund will vote as a whole on matters affecting the Fund such as the election of Trustees and the appointment of the Trust's independent accountant.


                                 5% SHAREHOLDERS

        The following table sets forth certain information concerning each person who, to the Trust's knowledge, is a record owner of 5% or more of the Marsico Shares of the Fund. Information is given as of [DATE].

                                                     PERCENTAGE OF SHARES
NAME AND ADDRESS                                     HELD OF RECORD ONLY

NATIONS CASH RESERVES

Marsico Class Shares

                   REPORTS, EXPERTS, AND FINANCIAL INFORMATION

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

The Board of Trustees has selected PricewaterhouseCoopers LLP, with offices at 160 Federal Street, Boston, MA 02110, to serve as independent accountant to the Trust.

                         NATIONS INSTITUTIONAL RESERVES
                          FILE NOS. 33-33144; 811-6030

                                     PART C

                                OTHER INFORMATION

Item 24.       FINANCIAL STATEMENTS AND EXHIBITS:

        (a)    Financial Statements

        Included in Part A:

               Per Share Income and Capital Changes

        Included in Part B:

               Audited Financial Statements, including:

                  Portfolio of Investments for April 30, 1998 Statements of Assets and Liabilities for April 30, 1998 Statements of Operations for the year ended April 30, 1998
                  Statements of Changes in Net Assets for the years ended April 30, 1998 and April 30, 1997 Financial Highlights Notes to Financial Statements
                  Report of Independent Accountants, dated June 18, 1998

        Included in Part C:

               Consent of Independent Accountants


        (b)    Additional Exhibits

               (1)(a) Declaration of Trust, dated January 22, 1990, is
                      incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.
               (1)(b) Classification of shares, dated February 5, 1998, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (2) By-Laws, dated January 22, 1990, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (3)    Not Applicable

               (4)    Not Applicable

               (5)(a) Investment Advisory Agreement with Nationsbanc Advisors,
                      Inc. incorporated by reference to Post-Effective Amendment No. 17

               (5)(b) Sub-Advisory Agreement with TradeStreet Investment
                      Associates, Inc. is incorporated by Reference to Post-Effective Amendment No. 17

               (6) Distribution Agreement with Stephens, Inc., dated May 1, 1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (7)    Not Applicable

               (8) Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian is incorporated by Reference to Post-Effective Amendment No. 20

               (9)(a) Administration Agreement with Stephens Inc., dated May 1,
                      1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (9)(b) Co-Administration Agreement with The Boston Company
                      Advisors, Inc., dated May 1, 1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (9)(c) Transfer Agency Agreement with First Data, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (10)   Opinion and Consent of Counsel to be filed by amendment.

               (11)   Consent of Independent Accountants -
                      PricewaterhouseCoopers LLP, to be filed by amendment.

               (12)   Not Applicable

               (13)   Not Applicable

               (14)   Not Applicable

               (15)(a) Distribution Plan for Liquidity Class Shares, is
                      incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(b)Shareholder Servicing Plan for Adviser Class Shares, is
                      incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(c)Form of Shareholder Servicing Agreement for Adviser Class
                      Shares, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(d)Shareholder Servicing Plan for Market Class Shares, is
                      incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(e)Form of Shareholder Servicing Agreement for Market Class
                      Shares, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(f)Distribution Plan for Market Class Shares, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(g)Form of Brokerage Agreement Incorporated, dated November
                      18, 1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(h)Shareholder Servicing Plan for Liquidity Class Shares, is
                      incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (15)(i)Shareholder Servicing Plan for Marsico Shares, is filed herewith.

               (15)(j)Form of Shareholder Servicing Agreement for Marsico
                      Shares, is filed herewith.

               (15)(k)Administration Plan for Marsico Shares, is filed herewith.

               (15)(l)Form of Administration Agreement for Marsico Shares, is
                      filed herewith.

               (16) Performance Quotation Computation is incorporated by reference to Post-Effective Amendment No. 6.

               (17)   Not Applicable

               (18) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated April 12, 1995, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

               (19) Powers of Attorney for Thomas S. Word, Jr., James Ermer, William H. Grigg, Charles B. Walker, A. Max Walker, Edmund
                      L. Benson, Thomas F. Keller and Richard H. Rose, are incorporated by reference to Post-Effective Amendment No. 10 filed on June 30, 1994.

Item 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               Registrant is controlled by its Board of Trustees.

Item 27.       INDEMNIFICATION

        Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

        1.     Administration Agreement with Stephens Inc.;

        2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

        3.     Distribution Agreement with Stephens Inc.;

        4.     Custody Agreement with The Bank of New York; and

        5.     Transfer Agency Agreement with First Data Investor Services
               Group, Inc.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

        (a) To the knowledge of Registrant, none of the directors or officers of NationsBanc Advisors, Inc. ("NBAI"), the adviser to the Registrant's portfolios, or TradeStreet Investment Associates, Inc. ("TradeStreet") the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

        (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

        (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

Item 29.     Principal Underwriters:

           (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Annuity Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc. closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

     (c)         Not applicable.


Item 30.         Location of Accounts and Records:

           (1) NationsBanc Advisors, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

           (2) TradeStreet Investment Associates, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Investment Adviser).

           (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor).

           (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

           (5) First Data Investor Services Group, Inc., One Exchange Place, 53 State Street, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator).

           (6) First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Transfer Agent).

           (8) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian).


Item 31.         Management Services

                 None

Item 32.         Undertakings

     (a) To call a meeting of Shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provision of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

     (b) To furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

NOTICE

           A copy of the Agreement and Declaration of Trust for The Capitol Mutual Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 8th day of April, 1999.

                                           NATIONS INSTITUTIONAL RESERVES

                                           By:                  *
                                             -------------------------------
                                                    A. Max Walker
                                                    President and Chairman
                                                    of the Board of Trustees

                                           By:  /s/ Richard H. Blank, Jr.
                                             -------------------------------
                                                    Richard H. Blank, Jr.
                                                    *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                        TITLE                       DATE
       ----------                        -----                       ----

        *                       President and Chairman            April 8, 1999
------------------              of the Board of Trustees
(A. Max Walker)               (Principal Executive Officer)


/s/ Richard H. Blank, Jr.       Treasurer and Secretary           April 8, 1999
------------------------       (Principal Financial and
(Richard H. Blank, Jr.)          Accounting Officer)


         *                           Trustee                      April 8, 1999
-----------------------
(Edmund L. Benson, III)

         *                           Trustee                      April 8, 1999
-----------------------
(James Ermer)

         *                           Trustee                      April 8, 1999
-----------------------
(William H. Grigg)

         *                           Trustee                      April 8, 1999
-----------------------
(Thomas F. Keller)

         *                           Trustee                      April 8, 1999
-----------------------
(Carl E. Mundy, Jr.)

         *                           Trustee                      April 8, 1999
-----------------------
(Charles B. Walker)

         *                           Trustee                      April 8, 1999
-----------------------
(Thomas S. Word)

         *                           Trustee                      April 8, 1999
-----------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
 ------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                         NATIONS INSTITUTIONAL RESERVES
                                  EXHIBIT INDEX

Exhibit
Number           Description
------           -----------

EX-99.B15(i)      Shareholder Servicing Plan for Marsico Shares

EX-99.B15(j)      Form of Shareholder Servicing Agreement for Marsico Shares

EX-99.B15(k)      Administration Plan for Marsico Shares

EX-99.B15(l)      Form of Administration Agreement for Marsico Shares